Fair Value Hierarchy (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Measurement [Line Items]
Summary of Financial Instruments Measured at Amortized Cost

The table also includes financial instruments measured at amortized cost. The Group understands that the book value of such instruments approximates their fair value.

31 December 2021	FVPL	Amortized cost	Total	Level 1	Level 2	Level 3
Assets
Financial Assets at Fair Value through Profit or Loss	1,004	—	1,004	1,004	—	—
Other Assets	—	1,339	1,339	—	—	—
Trade and Other Receivables	—	190,966	190,966	—	—	—
Cash and Cash Equivalents	—	336,197	336,197	—	—	—
	1,004	528,502	529,506	1,004	—	—

31 December 2020	FVPL	Amortized cost	Total	Level 1	Level 2	Level 3
Assets
Financial Assets at Fair Value through
Profit or Loss	8,319	—	8,319	8,319	—	—
Other Assets	—	2,017	2,017	—	—	—
Trade and Other Receivables	—	72,785	72,785	—	—	—
Cash and Cash Equivalents	—	111,733	111,733	—	—	—
	8,319	186,535	194,854	8,319	—	—

31 December 2021	FVPL	Amortized cost	Total	Level 1	Level 2	Level 3
Liabilities
Trade and Other Payables	—	(277,160)	(277,160)	—	—	—
Financial liabilities	—	(5,014)	(5,014)	—	—	—
Derivative financial instruments	(221)	—	(221)	—	(221)	—
Contingent consideration liability	(665)		(665)	—	—	(665)
	(886)	(282,174)	(283,060)	—	(221)	(665)

31 December 2020	FVPL	Amortized cost	Total	Level 1	Level 2	Level 3
Liabilities
Trade and Other Payables	—	(142,865)	(142,865)	—	—	—
Derivative financial instruments	(2,896)	—	(2,896)	—	(2,896)	—
	(2,896)	(142,865)	(145,761)	—	(2,896)	—